CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Allowance for doubtful accounts	¥ 139,445,017	¥ 25,044,327	¥ 1,272,454
Foreign currency translation adjustment, income tax	0	0	0	¥ 0
Unrealized gain on available for sale securities, income tax	3,080	1,184,686	5,809,288
Reclassification adjustment for gain on available for sale securities realized in net income, income tax	¥ 64,025	¥ 1,698,460	¥ 5,291,894